ACCOUNTS RECEIVABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Accounts receivable consist of the following:

	June 30	December 31,
	2015	2014
Accounts receivable	$356,300	$572,743
Less: Allowance for doubtful accounts	(40,712)	(34,232)
Accounts receivable, net	$315,588	$538,511

Accounts receivable consist of the following:

	December 31,	December 31,
	2014	2013
Accounts receivable	$572,743	$547,487
Less: Allowance for doubtful accounts	(34,232)	(36,003)
Accounts receivable, net	$538,511	$511,484